PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 6,052	$ 3,151
Accumulated depreciation	3,077	2,329
Depreciated cost	2,975	822
Depreciation expense	748	299	$ 298
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,575	1,094
Accumulated depreciation	1,081	794
Office furniture and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,281	1,397
Accumulated depreciation	1,396	1,072
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,196	660
Accumulated depreciation	$ 600	$ 463